Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Beutel Goodman Core Plus Bond Fund

(formerly AMG Managers DoubleLine Core Plus Bond Fund)

AMG Beutel Goodman International Equity Fund

(formerly AMG Managers Pictet International Fund)

AMG GW&K Small/Mid Cap Growth Fund

(formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund)

AMG Montrusco Bolton Large Cap Growth Fund

(formerly AMG Managers Montag & Caldwell Growth Fund)

AMG River Road Mid Cap Value Fund

(formerly AMG Managers Fairpointe Mid Cap Fund)

(Statutory Prospectus dated May 24, 2021, as revised August 27, 2021, and Statement of Additional Information dated May 24, 2021, as revised August 27, 2021)

AMG River Road Dividend All Cap Value Fund

AMG River Road Focused Absolute Value Fund

AMG River Road International Value Equity Fund

(formerly AMG River Road Long-Short Fund)

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2021, as revised August 27, 2021)

Supplement dated September 1, 2021 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Beutel Goodman Core Plus Bond Fund (formerly AMG Managers DoubleLine Core Plus Bond Fund), AMG Beutel Goodman International Equity Fund (formerly AMG Managers Pictet International Fund), AMG GW&K Small/Mid Cap Growth Fund (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund), AMG Montrusco Bolton Large Cap Growth Fund (formerly AMG Managers Montag & Caldwell Growth Fund), AMG River Road Mid Cap Value Fund (formerly AMG Managers Fairpointe Mid Cap Fund), AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road International Value Equity Fund (formerly AMG River Road Long-Short Fund), AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund, each a series of AMG Funds IV (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds IV, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds IV, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE